Financial Instruments - Summary of Fair Value Measurements Carried at Fair Value in the Consolidated Statement of Financial Position (Detail) - USD ($) $ in Millions		Jun. 30, 2025		Dec. 31, 2024
Assets
Money market accounts and other securities		$ 372		$ 1,095
Other receivables	[1]	384		360
Financial assets at fair value through earnings		756		1,455
Financial assets at fair value through other comprehensive income	[2]	118		99
Total assets		874		1,554
Liabilities
Derivatives used for hedging	[3]			(21)
Contingent consideration	[4]	(39)		(51)
Financial liabilities at fair value through earnings		(39)		(72)
Total liabilities		(39)		(72)
Level 1 [member]
Assets
Money market accounts and other securities		0		0
Other receivables	[1]	0		0
Financial assets at fair value through earnings		0		0
Financial assets at fair value through other comprehensive income	[2]	0		1
Total assets		0		1
Liabilities
Derivatives used for hedging	[3]			0
Contingent consideration	[4]	0		0
Financial liabilities at fair value through earnings		0		0
Total liabilities		0		0
Level 2 [member]
Assets
Money market accounts and other securities		372	[1]	1,095
Other receivables	[1]	0		0
Financial assets at fair value through earnings		372		1,095
Financial assets at fair value through other comprehensive income	[2]	0		0
Total assets		372		1,095
Liabilities
Derivatives used for hedging	[3]			(21)
Contingent consideration	[4]	0		0
Financial liabilities at fair value through earnings		0		(21)
Total liabilities		0		(21)
Level 3 [member]
Assets
Money market accounts and other securities		0		0
Other receivables	[1]	384		360
Financial assets at fair value through earnings		384		360
Financial assets at fair value through other comprehensive income	[2]	118		98
Total assets		502		458
Liabilities
Derivatives used for hedging	[3]			0
Contingent consideration	[4]	(39)		(51)
Financial liabilities at fair value through earnings		(39)		(51)
Total liabilities		$ (39)		$ (51)

[1]	Receivables under an indemnification arrangement and contingent receivable (see below).
[2]	Investments in entities over which the Company does not have control, joint control or significant influence.
[3]	Comprised of fixed-to-fixed cross-currency swaps on indebtedness.
[4]	Obligations to pay additional consideration for prior acquisitions, based upon performance measures contractually agreed at the time of purchase, and to purchase shares from minority owners of a subsidiary.